Debentures - Summary of Changes in Value of Debentures (Details) - CAD ($)			12 Months Ended
	Mar. 26, 2020	Oct. 25, 2018	Apr. 30, 2021	Apr. 30, 2020
Debentures [Line Items]
Beginning balance			$ 15,086,000	$ 18,068,000
Repayment of debentures			(2,000,000)	(175,000)
Settlement of debentures	$ (700,000)	$ (1,400,000)
Ending balance			56,924,000	15,086,000
Debentures
Debentures [Line Items]
Beginning balance			2,000,000	2,708,000
Accretion expense				167,000
Repayment of debentures			$ (2,000,000)	(175,000)
Settlement of debentures				(700,000)
Ending balance				$ 2,000,000